SCHEDULE OF REVENUES BY SEGMENT (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues by segment	$ 76,178	$ 58,496	$ 72,782
Sale of Heavy Equipment and Parts [Member]
Segment Reporting Information [Line Items]
Revenues by segment	61,234	45,763	56,449
Engineering Consultancy Service Income [Member]
Segment Reporting Information [Line Items]
Revenues by segment	2,178	2,190	7,032
Rental Income [Member]
Segment Reporting Information [Line Items]
Revenues by segment	$ 12,766	$ 10,543	$ 9,301